Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards beginning expiration year	2027
Foreign capital loss carryforwards	$ 14,200,000
Income tax expense	933,000	$ (3,357,000)	$ (10,455,000)
Foreign tax and other credit carryforwards			12,000,000
Reduction in foreign tax credit carryforwards		2,400,000	1,500,000
Total Valuation Allowances	63,686,000	60,103,000
Unrecognized tax benefits that would impact effective tax rate, if recognized	4,600,000	2,500,000	3,900,000
Accrued interest and penalties related to unrecognized tax benefits	3,100,000	2,800,000	$ 3,800,000
Undistributed foreign earnings	324,100,000	377,300,000
Deferred income tax liability	94,430,000	98,520,000
Reduction to deferred tax liability related to foreign currency revaluation	3,500,000
Remaining undistributed foreign earnings	1,400,000,000
Provision for deferred income taxes	0
Foreign Tax Credits
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards	33,400,000
Income tax expense	900,000
Reduction in valuation allowance		$ 5,800,000
State
Income Tax [Line Items]
Net operating loss carryforwards	$ 68,800,000
Net operating loss carryforwards beginning expiration year	2018
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards	$ 170,000,000
Net operating loss carryforwards beginning expiration year	2018
Net operating loss carryforwards subject to expiration	$ 22,200,000
Net operating loss carryforwards indefinite carry forward period	$ 147,800,000